RESTATEMENT OF QUARTERLY CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - Schedule of statements of operations (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Parent [Member]
Other income (expense):
Other income (expense)						$ 11,480,840
Net income (loss)						$ 10,527,122
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)						24,760,725
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)						$ 0.80
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)						11,176,775
CIK000178115 Alussa Energy Acquisition Corp
Other income (expense):
Change in fair value of warrant liabilities	$ 10,781,250	$ 25,593,750			$ (7,668,750)		$ 3,937,500		$ 4,393,750
Other income (expense)		(25,589,469)			9,443,231		(3,606,719)		(2,390,090)
Net income (loss)		$ (30,918,750)			$ 8,943,386		(4,779,782)		(7,580,615)
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)		23,470,955			24,391,533
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)					$ 0.03
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)		12,466,545			11,545,967
CIK000178115 Alussa Energy Acquisition Corp | Parent [Member]
Other income (expense):
Change in fair value of warrant liabilities					$ (7,668,750)	$ (9,668,750)		$ (7,356,250)
Other income (expense)			$ (2,163,441)	$ 2,037,609	9,443,231			9,317,399
Net income (loss)			$ (2,487,788)	$ 1,583,736	$ 8,943,386	10,527,122		$ 8,039,334
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)			25,283,856	25,129,917	24,391,533			24,936,375
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)			$ (0.24)	$ 0.07	$ 0.71			$ 0.58
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)			10,653,644	10,807,583	11,545,967			11,001,125
CIK000178115 Alussa Energy Acquisition Corp | Adjustments [Member]
Other income (expense):
Change in fair value of warrant liabilities							3,937,500		4,393,750
Other income (expense)							(3,937,500)		(4,393,750)
Net income (loss)							$ (4,989,490)		$ (4,393,750)
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)							3,820,067		24,958,411
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)							$ 0.06		$ 0.07
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)							449,100		2,463,880
CIK000178115 Alussa Energy Acquisition Corp | Adjustments [Member] | Parent [Member]
Other income (expense):
Change in fair value of warrant liabilities			$ (2,312,500)	$ 2,000,000	$ 7,668,750	9,668,750		$ 7,356,250
Other income (expense)			(2,312,500)	2,000,000	7,668,750	9,668,750		7,356,250
Net income (loss)			$ (2,312,500)	$ 2,000,000	$ 7,668,750	$ 9,668,750		$ 7,356,250
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)			25,283,856	25,129,917	24,391,533	24,760,725		24,936,375
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)			$ 0.00	$ 0.03	$ 0.03	$ 0.07		$ 0.07
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)			2,113,621	2,312,442	3,092,691	2,702,566		2,504,818
Basic and diluted net income (loss) per non-redeemable ordinary share (in Dollars per share)			$ (0.20)	$ 0.12	$ 0.76	$ 0.90		$ 0.72
CIK000178115 Alussa Energy Acquisition Corp | As Restated [Member]
Other income (expense):
Change in fair value of warrant liabilities							$ 3,937,500		$ 4,393,750
Other income (expense)							(3,606,719)		(2,390,090)
Net income (loss)							$ (4,779,782)		$ (7,580,615)
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)							3,820,067		24,958,411
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)							$ 0.06		$ 0.07
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)							7,016,376		10,979,089
CIK000178115 Alussa Energy Acquisition Corp | As Restated [Member] | Parent [Member]
Other income (expense):
Change in fair value of warrant liabilities			$ (2,312,500)	$ 2,000,000	$ 7,668,750	$ 9,668,750		$ 7,356,250
Other income (expense)			(2,163,441)	2,037,609	9,443,231	11,480,840		9,317,399
Net income (loss)			$ (2,487,788)	$ 1,583,736	$ 8,943,386	$ 10,527,122		$ 8,039,334
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)			25,283,856	25,129,917	24,391,533	24,760,725		24,936,375
Basic and diluted net income per redeemable ordinary share (Note 3) (in Dollars per share)			$ 0.00	$ 0.03	$ 0.03	$ 0.07		$ 0.07
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)			10,653,644	10,807,583	11,545,967	11,176,775		11,001,125
Basic and diluted net income (loss) per non-redeemable ordinary share (in Dollars per share)			$ (0.24)	$ 0.07	$ 0.71	$ 0.80		$ 0.58
CIK000178115 Alussa Energy Acquisition Corp | As Originally Reported [Member]
Other income (expense):
Other income (expense)							$ 330,781		$ 2,003,660
Net income (loss)							$ 209,708		$ (3,186,865)
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)							6,567,276		8,515,209
CIK000178115 Alussa Energy Acquisition Corp | As Originally Reported [Member] | Parent [Member]
Other income (expense):
Other income (expense)			$ 149,059	$ 37,609	$ 1,774,481	$ 1,812,090		$ 1,961,149
Net income (loss)			$ (175,288)	$ (416,264)	$ 1,274,636	$ 858,372		$ 683,084
Weighted average non-redeemable ordinary shares outstanding, basic and diluted (in Shares)			8,540,023	8,495,141	8,453,276	8,474,209		8,496,307
Basic and diluted net income (loss) per non-redeemable ordinary share (in Dollars per share)			$ (0.04)	$ (0.05)	$ (0.05)	$ (0.10)		$ (0.14)